Form N-1A Supplement	Nov. 03, 2026
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED NOVEMBER 3, 2026 TO THE

SUMMARY PROSPECTUS DATED AUGUST 5, 2025 AND

STATUTORY PROSPECTUS DATED JUNE 4, 2025, AS AMENDED AUGUST 5, 2025, OF:

Virtus AlphaSimplex Global Macro ETF

(the “Fund”)

IMPORTANT NOTICE TO INVESTORS

Effective immediately, the sections entitled “Principal Investment Strategy” and “Additional Information Regarding the Global Macro ETF’s Principal Investment Strategy” in the Fund’s Summary and Statutory Prospectuses, respectively, are deleted in their entirety and replaced with the following: